UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22564

GMO Series Trust

(Exact name of registrant as specified in charter)

40 Rowes Wharf Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Shep Burnett, Principal Executive Officer

GMO Series Trust

40 Rowes Wharf Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 330-7500

Date of fiscal year end: 02/28/15

Date of reporting period: 07/01/14 - 06/30/15

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

None

FORM N-PX

ICA File Number:  811-22564

Registrant Name:  GMO Series Trust

Reporting Period:  07/01/2014 - 06/30/2015

GMO Benchmark-Free Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Emerging Countries Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Global Asset Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO Global Equity Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO International Developed Equity Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

GMO International Equity Allocation Series Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMO Series Trust

By (Signature and Title)* /s/ Sheppard N. Burnett

Sheppard N. Burnett, Principal Executive Officer

Date August 12, 2015

*Print the name and title of each signing officer under his or her signature.